INVESTMENT PROPERTIES - Schedule of Changes in Fair Value of Investment Properties (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about investment property [line items]
Fair value, beginning of year	$ 96,686	$ 84,309
Additions	8,180	11,638
Acquisitions through business combinations, investment property		3,669
Right-of-use assets			$ 3,300	$ 2,600
Fair value, end of year3	96,782	96,686
Investment properties	96,782	84,309	96,782	96,686
Investment properties			0	3,669
Dispositions	(9,284)	(6,029)
Fair value changes	(269)	1,710
Foreign currency translation and other	1,276	461
Additions	$ 8,180	11,638
Acquisitions through business combinations, investment property		$ 3,669
Right-of-use assets			3,300	2,600
Investment property [member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of detailed information about investment property [line items]
Right-of-use assets			193	928
Right-of-use assets			$ 193	$ 928